Property, plant and equipment	12 Months Ended
Jun. 30, 2022
Property, plant and equipment
Property, plant and equipment

14 Property, plant and equipment

		Leasehold	Office	Store operating	Motor		Construction
	Apartments	improvements	equipment	equipment	vehicles	Moulds	in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost:
At July 1, 2020	—	111,279	30,642	55,315	2,935	—	—	200,171
Acquisitions through business combination	—	413	7	215	904	—	—	1,539
Additions	—	12,484	11,710	8,822	—	—	—	33,016
Disposals	—	(1,392)	(3,675)	(15,508)	(1,012)	—	—	(21,587)
Exchange adjustments	—	(10,835)	(1,253)	(2,375)	(87)	—	—	(14,550)
At June 30, 2021	—	111,949	37,431	46,469	2,740	—	—	198,589

Acquisition of a subsidiary (Note 33(b))	—	—	14	—	—	—	10,276	10,290
Additions	242,639	67,160	16,779	7,628	232	26,511	48,528	409,477
Disposals	—	(15,389)	(3,183)	(6,670)	(622)	(102)	—	(25,966)
Exchange adjustments	—	4,400	2	(636)	(3)	—	—	3,763
At June 30, 2022	242,639	168,120	51,043	46,791	2,347	26,409	58,804	596,153

Accumulated depreciation:
At July 1, 2020	—	(33,195)	(12,728)	(19,835)	(1,070)	—	—	(66,828)
Charge for the year	—	(11,097)	(7,538)	(11,303)	(569)	—	—	(30,507)
Written back on disposals	—	395	3,026	5,028	77	—	—	8,526
Exchange adjustments	—	2,890	(1,386)	3,187	52	—	—	4,743
At June 30, 2021	—	(41,007)	(18,626)	(22,923)	(1,510)	—	—	(84,066)

Charge for the year	(7,538)	(17,840)	(7,144)	(8,647)	(452)	(17,244)	—	(58,865)
Written back on disposals	—	4,541	1,672	4,524	500	19	—	11,256
Exchange adjustments	—	(1,710)	63	395	6	—	—	(1,246)

At June 30, 2022	(7,538)	(56,016)	(24,035)	(26,651)	(1,456)	(17,225)	—	(132,921)

Impairment:
At July 1, 2020	—	(38,162)	—	(7,119)	—	—	—	(45,281)
Addition	—	(1,742)	—	(1,199)	—	—	—	(2,941)
Written back on disposals	—	—	—	6,179	—	—	—	6,179
Exchange adjustments	—	3,472	—	364	—	—	—	3,836
At June 30, 2021	—	(36,432)	—	(1,775)	—	—	—	(38,207)

Addition	—	(8,880)	(1,380)	(2,802)	—	—	—	(13,062)
Written back on disposals	—	7,536	—	1,231	—	—	—	8,767
Exchange adjustments	—	(940)	(42)	146	—	—	—	(836)

At June 30, 2022	—	(38,716)	(1,422)	(3,200)	—	—	—	(43,338)

Net book value:
At June 30, 2021	—	34,510	18,805	21,771	1,230	—	—	76,316

At June 30, 2022	235,101	73,388	25,586	16,940	891	9,184	58,804	419,894

Note:

Apartments represent the apartments located in the PRC acquired from a third party during the year ended June 30, 2022. As of June 30, 2022, the property ownership certificates of certain apartments were still under processing.